Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Capital commitments [abstract]
Schedule of Maturity of Leases

The Group has the following commitments as of December 31, 2017:

	Less than 1 Year		Between 1 and 5 years		Later than 5 years		Total
Anchorage office lease [1]	US$	179	US$	765	US$	–	US$	944
Pebble Project site leases [2]		115		–		–		115
Total	US$	294	US$	765	US$	–	US$	1,059
Total in Canadian dollars [3]		$370		$961		$–		$1,331

Notes:

1.	Lease which expires November 30, 2022.

2.	The Group has leases for a hangar at site and core storage. The hanger lease expires May 1, 2018 and the core yard lease expires June 1, 2018.

3.	Converted at the Wall Street Journal closing rate of $1.2573 per US$1 on December 31, 2017.